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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258

(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated,

300 E. Lombard Street,

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 to June 30, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2013

Classes I and S

Strategic Allocation Funds-of-Funds

■	ING Strategic Allocation Conservative Portfolio

■	ING Strategic Allocation Growth Portfolio

■	ING Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,035.40	0.09%	$0.45	$1,000.00	$1,024.35	0.09%	$0.45
Class S	1,000.00	1,034.20	0.34	1.71	1,000.00	1,023.11	0.34	1.71
ING Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,072.20	0.09	$0.46	$1,000.00	$1,024.35	0.09	$0.45
Class S	1,000.00	1,070.40	0.34	1.75	1,000.00	1,023.11	0.34	1.71
ING Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,048.60	0.10	$0.51	$1,000.00	$1,024.30	0.10	$0.50
Class S	1,000.00	1,047.50	0.35	1.78	1,000.00	1,023.06	0.35	1.76

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
ASSETS:
Investments in securities at fair value*	$1,697,083	$2,948,952	$2,934,687
Investments in affiliated underlying funds at fair value**	85,886,002	144,752,875	144,203,720

Total investments at fair value	$87,583,085	$147,701,827	$147,138,407

Cash	20,079	41,542	35,416
Receivables:
Investment in affiliated underlying funds sold	1,462	—	121,282
Fund shares sold	37	13,827	—
Dividends	5,716	—	7,376
Foreign tax reclaims	—	—	343
Prepaid expenses	598	1,009	1,016
Reimbursement due from manager	4,273	14,613	12,876

Total assets	87,615,250	147,772,818	147,316,716

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	6,116	—
Payable for fund shares redeemed	1,499	7,712	121,282
Payable for investment management fees	6,515	11,070	11,047
Payable for administrative fees	3,976	6,735	6,724
Payable for distribution and shareholder service fees	742	159	282
Payable for directors fees	428	740	740
Other accrued expenses and liabilities	49,337	37,791	46,665

Total liabilities	62,497	70,323	186,740

NET ASSETS	$87,552,753	$147,702,495	$147,129,976

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$93,599,212	$169,282,461	$166,602,360
Undistributed net investment income	920,447	1,169,134	1,261,779
Accumulated net realized loss	(14,067,321)	(48,704,840)	(41,023,007)
Net unrealized appreciation	7,100,415	25,955,740	20,288,844

NET ASSETS	$87,552,753	$147,702,495	$147,129,976

* Cost of investments in securities	$1,757,046	$3,053,098	$3,038,358
** Cost of investments in affiliated underlying funds	$78,725,624	$118,692,989	$123,811,230

Class I
Net assets	$83,473,676	$146,933,162	$145,734,874
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,426,398	12,691,668	12,846,134
Net asset value and redemption price per share	$11.24	$11.58	$11.34
Class S
Net assets	$4,079,077	$769,333	$1,395,102
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	365,271	66,849	123,485
Net asset value and redemption price per share	$11.17	$11.51	$11.30

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$930,029	$1,181,676	$1,281,601
Dividends	44,114	76,803	76,734

Total investment income	974,143	1,258,479	1,358,335

EXPENSES:
Investment management fees	36,235	62,597	62,586
Distribution and shareholder service fees:
Class S	2,496	891	1,642
Transfer agent fees	120	211	167
Administrative service fees	23,383	40,378	40,373
Shareholder reporting expense	4,928	13,127	12,308
Professional fees	19,118	19,820	20,815
Custody and accounting expense	1,846	5,430	3,620
Directors fees	1,286	2,221	2,220
Miscellaneous expense	1,581	5,824	5,138

Total expenses	90,993	150,499	148,869
Net waived and reimbursed fees	(50,052)	(83,216)	(73,503)

Net expenses	40,941	67,283	75,366

Net investment income	933,202	1,191,196	1,282,969

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	41,227	87,999	79,753
Capital gain distributions from affiliated underlying funds	—	824,877	514,555
Foreign currency related transactions	—	32	15
Sale of affiliated underlying funds	1,177,301	2,293,089	2,485,524

Net realized gain	1,218,528	3,205,997	3,079,847

Net change in unrealized appreciation (depreciation) on:
Investments	(103,032)	(178,305)	(178,027)
Affiliated underlying funds	794,541	5,857,041	2,763,963
Foreign currency related transactions	—	(53)	(30)

Net change in unrealized appreciation (depreciation)	691,509	5,678,683	2,585,906

Net realized and unrealized gain	1,910,037	8,884,680	5,665,753

Increase in net assets resulting from operations	$2,843,239	$10,075,876	$6,948,722

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio		ING Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$933,202	$2,219,923	$1,191,196	$2,547,976
Net realized gain	1,218,528	6,510,356	3,205,997	10,151,450
Net change in unrealized appreciation	691,509	997,407	5,678,683	7,214,614

Increase in net assets resulting from operations	2,843,239	9,727,686	10,075,876	19,914,040

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,185,674)	(2,230,977)	(2,554,232)	(2,207,961)
Class S	(39,815)	(37,094)	(11,779)	(6,963)

Total distributions	(2,225,489)	(2,268,071)	(2,566,011)	(2,214,924)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,791,841	8,291,546	3,552,380	4,520,129
Reinvestment of distributions	2,225,489	2,268,071	2,566,011	2,214,924

	10,017,330	10,559,617	6,118,391	6,735,053
Cost of shares redeemed	(6,106,143)	(17,198,331)	(8,466,109)	(21,156,507)

Net increase (decrease) in net assets resulting from capital share transactions	3,911,187	(6,638,714)	(2,347,718)	(14,421,454)

Net increase in net assets	4,528,937	820,901	5,162,147	3,277,662

NET ASSETS:
Beginning of year or period	83,023,816	82,202,915	142,540,348	139,262,686

End of year or period	$87,552,753	$83,023,816	$147,702,495	$142,540,348

Undistributed net investment income at end of year or period	$920,447	$2,212,734	$1,169,134	$2,543,949

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,282,969	$3,144,296
Net realized gain	3,079,847	8,123,499
Net change in unrealized appreciation	2,585,906	6,992,115

Increase in net assets resulting from operations	6,948,722	18,259,910

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,131,374)	(3,020,695)
Class S	(26,752)	(19,810)

Total distributions	(3,158,126)	(3,040,505)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,933,595	5,332,861
Reinvestment of distributions	3,158,126	3,040,505

	7,091,721	8,373,366
Cost of shares redeemed	(7,175,392)	(20,357,242)

Net decrease in net assets resulting from capital share transactions	(83,671)	(11,983,876)

Net increase in net assets	3,706,925	3,235,529

NET ASSETS:
Beginning of year or period	143,423,051	140,187,522

End of year or period	$147,129,976	$143,423,051

Undistributed net investment income at end of year or period	$1,261,779	$3,136,936

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions)(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Strategic Allocation Conservative Portfolio
Class I
06-30-13	11.14	0.12		0.28	0.40	0.30	—	—	0.30	—	11.24	3.54	0.21	0.09		0.09		2.20		83,474	22
12-31-12	10.19	0.28	•	0.96	1.24	0.29	—	—	0.29	—	11.14	12.31	0.22	0.09		0.09		2.64		81,360	107
12-31-11	10.41	0.27	•	(0.07)	0.20	0.42	—	—	0.42	—	10.19	1.79	0.22	0.06		0.06		2.63		80,825	59
12-31-10	9.80	0.36	•	0.70	1.06	0.45	—	—	0.45	—	10.41	11.07	0.20	0.09		0.09		3.66		90,086	88
12-31-09	9.13	0.45	•	1.03	1.48	0.81	—	—	0.81	—	9.80	18.00	0.20	0.10		0.10		5.04		93,792	56
12-31-08	13.51	0.51		(3.39)	(2.88)	0.51	0.99	—	1.50	—	9.13	(23.65)	0.39	0.27	†	0.27	†	3.99	†	86,257	277
Class S
06-30-13	11.06	0.11	•	0.27	0.38	0.27	—	—	0.27	—	11.17	3.42	0.46	0.34		0.34		1.88		4,079	22
12-31-12	10.12	0.24		0.96	1.20	0.26	—	—	0.26	—	11.06	12.02	0.47	0.34		0.34		2.51		1,664	107
12-31-11	10.34	0.24	•	(0.07)	0.17	0.39	—	—	0.39	—	10.12	1.53	0.47	0.31		0.31		2.29		1,378	59
12-31-10	9.73	0.34		0.70	1.04	0.43	—	—	0.43	—	10.34	10.91	0.45	0.34		0.34		3.53		1,752	88
12-31-09	9.06	0.43	•	1.02	1.45	0.78	—	—	0.78	—	9.73	17.79	0.45	0.35		0.35		4.89		1,631	56
12-31-08	13.44	0.39		(3.29)	(2.90)	0.49	0.99	—	1.48	—	9.06	(23.92)	0.64	0.52	†	0.52	†	3.89	†	1,368	277
ING Strategic Allocation Growth Portfolio
Class I
06-30-13	10.99	0.10		0.69	0.79	0.20	—	—	0.20	—	11.58	7.22	0.20	0.09		0.09		1.62		146,933	21
12-31-12	9.70	0.18	•	1.27	1.45	0.16	—	—	0.16	—	10.99	14.99	0.20	0.06		0.06		1.77		141,892	74
12-31-11	10.24	0.14	•	(0.41)	(0.27)	0.27	—	—	0.27	—	9.70	(2.92)	0.20	0.05		0.05		1.42		138,642	53
12-31-10	9.39	0.23	•	0.97	1.20	0.35	—	—	0.35	—	10.24	13.06	0.19	0.09		0.09		2.47		171,094	36
12-31-09	9.04	0.37		1.48	1.85	0.97	0.53	—	1.50	—	9.39	25.37	0.20	0.13		0.13		4.12		168,071	75
12-31-08	16.57	0.38		(5.65)	(5.27)	0.33	1.93	—	2.26	—	9.04	(36.13)	0.39	0.33	†	0.33	†	2.83	†	146,862	235
Class S
06-30-13	10.92	0.08	•	0.69	0.77	0.18	—	—	0.18	—	11.51	7.04	0.45	0.34		0.34		1.44		769	21
12-31-12	9.62	0.16	•	1.25	1.41	0.11	—	—	0.11	—	10.92	14.71	0.45	0.31		0.31		1.51		648	74
12-31-11	10.16	0.12	•	(0.42)	(0.30)	0.24	—	—	0.24	—	9.62	(3.16)	0.45	0.30		0.30		1.14		620	53
12-31-10	9.32	0.21	•	0.96	1.17	0.33	—	—	0.33	—	10.16	12.81	0.44	0.34		0.34		2.22		1,753	36
12-31-09	8.99	0.32	•	1.49	1.81	0.95	0.53	—	1.48	—	9.32	24.90	0.45	0.38		0.38		3.88		1,715	75
12-31-08	16.49	0.32	•	(5.57)	(5.25)	0.32	1.93	—	2.25	—	8.99	(36.19)	0.64	0.58	†	0.58	†	2.72	†	1,322	235

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions)(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Strategic Allocation Moderate Portfolio
Class I
06-30-13	11.05	0.11		0.43	0.54	0.25	—	—	0.25	—	11.34	4.86	0.20	0.10		0.10		1.75		145,735	22
12-31-12	9.93	0.23	•	1.11	1.34	0.22	—	—	0.22	—	11.05	13.60	0.20	0.09		0.09		2.18		142,200	84
12-31-11	10.31	0.20	•	(0.24)	(0.04)	0.34	—	—	0.34	—	9.93	(0.57)	0.21	0.07		0.07		1.97		139,057	57
12-31-10	9.58	0.30	•	0.83	1.13	0.40	—	—	0.40	—	10.31	12.03	0.19	0.10		0.10		3.15		164,412	60
12-31-09	9.10	0.39	•	1.30	1.69	0.91	0.30	—	1.21	—	9.58	21.84	0.21	0.13		0.13		4.47		166,449	62
12-31-08	15.16	0.44		(4.54)	(4.10)	0.40	1.56	—	1.96	—	9.10	(30.48)	0.38	0.31	†	0.31	†	3.35	†	152,965	255
Class S
06-30-13	11.00	0.09	•	0.44	0.53	0.23	—	—	0.23	—	11.30	4.75	0.45	0.35		0.35		1.52		1,395	22
12-31-12	9.86	0.21	•	1.11	1.32	0.18	—	—	0.18	—	11.00	13.45	0.45	0.34		0.34		1.96		1,223	84
12-31-11	10.25	0.15	•	(0.22)	(0.07)	0.32	—	—	0.32	—	9.86	(0.91)	0.46	0.32		0.32		1.44		1,131	57
12-31-10	9.53	0.27		0.83	1.10	0.38	—	—	0.38	—	10.25	11.77	0.44	0.35		0.35		2.92		2,874	60
12-31-09	9.05	0.38		1.28	1.66	0.88	0.30	—	1.18	—	9.53	21.60	0.46	0.38		0.38		4.34		2,703	62
12-31-08	15.10	0.37	•	(4.48)	(4.11)	0.38	1.56	—	1.94	—	9.05	(30.68)	0.63	0.56	†	0.56	†	3.30	†	2,192	255

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Company was incorporated under the laws of Maryland on October 14, 1994. There are three separate investment series (each a “Portfolio,” collectively the “Portfolios”) that comprise the Company: ING Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), ING Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and ING Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”). Each Portfolio currently seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers Class I and Class S shares. Each class has equal rights as to class and voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from a Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the Sub-Adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. The valuation of the Portfolios’ investments in Underlying Funds is based on the net asset value (“NAV”) of the Underlying Funds each business day.

Fair value is defined as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Portfolios’ Board of Directors (“Board”) has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of the Underlying Funds, were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$21,675,321	$19,000,997
Strategic Allocation Growth	30,884,604	34,598,474
Strategic Allocation Moderate	32,265,620	34,224,942

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee of 0.08% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and a fee of 0.60% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or direct investments.

The Investment Adviser entered into a sub-advisory agreement with ING IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Strategic Allocation Conservative	88.94%
	Strategic Allocation Growth	92.07
	Strategic Allocation Moderate	88.96

ReliaStar Life Insurance Company	Strategic Allocation Conservative	5.45
	Strategic Allocation Growth	5.44
	Strategic Allocation Moderate	8.41

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2013, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Strategic Allocation Conservative	Miscellaneous	$6,602
	Professional	12,156
	Shareholder Reporting	9,789
Strategic Allocation Growth	Custody	4,779
	Professional	14,198
	Shareholder Reporting	11,112
Strategic Allocation Moderate	Professional	13,899
	Shareholder Reporting	10,932

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio(1)	Class I	Class S
Strategic Allocation Conservative	0.65%	0.90%
Strategic Allocation Growth(2)	0.75%	1.00%
Strategic Allocation Moderate	0.70%	0.95%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	The Investment Adviser has further agreed to limit expenses for the Portfolio to 0.71% and 0.96% for Classes I and S, respectively. The side letter will continue unless: (i) the Board approves a modification or termination of the side letter; or (ii) the Investment Management Agreement or the Expense Limitation Agreement has been terminated.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2014	2015	2016	Total
Strategic Allocation Conservative	$110,499	$135,667	$92,919	$339,085
Strategic Allocation Growth	211,857	221,418	178,175	611,450
Strategic Allocation Moderate	172,298	213,156	138,427	523,881

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2013	387,706	—	190,390	(454,958)	123,138	4,469,929	—	2,185,674	(5,203,162)	1,452,441
12/31/2012	758,752	—	210,271	(1,595,863)	(626,840)	8,097,511	—	2,230,977	(17,121,325)	(6,792,837)
Class S
6/30/2013	292,786	—	3,489	(81,478)	214,797	3,321,912	—	39,815	(902,981)	2,458,746
12/31/2012	18,011	—	3,516	(7,198)	14,329	194,035	—	37,094	(77,006)	154,123
Strategic Allocation Growth
Class I
6/30/2013	294,241	—	219,059	(728,879)	(215,579)	3,449,634	—	2,554,232	(8,439,495)	(2,435,629)
12/31/2012	430,704	—	209,087	(2,019,433)	(1,379,642)	4,499,799	—	2,207,961	(21,077,315)	(14,369,555)
Class S
6/30/2013	8,769	—	1,016	(2,296)	7,489	102,746	—	11,779	(26,614)	87,911
12/31/2012	1,946	—	663	(7,715)	(5,106)	20,330	—	6,963	(79,192)	(51,899)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Moderate
Class I
6/30/2013	325,432	—	272,293	(620,769)	(23,044)	3,765,093	—	3,131,374	(7,120,714)	(224,247)
12/31/2012	502,801	—	286,051	(1,929,744)	(1,140,892)	5,281,178	—	3,020,695	(20,250,866)	(11,948,993)
Class S
6/30/2013	14,692	—	2,334	(4,760)	12,266	168,502	—	26,752	(54,678)	140,576
12/31/2012	4,857	—	1,882	(10,156)	(3,417)	51,683	—	19,810	(106,376)	(34,883)

NOTE 10 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser, are a party to an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2013.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that under performs other funds or asset classes.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Ordinary Income	Ordinary Income
Strategic Allocation Conservative	$2,225,489	$2,268,071
Strategic Allocation Growth	2,566,011	2,214,924
Strategic Allocation Moderate	3,158,126	3,040,505

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
			Amount	Character	Expiration
Strategic Allocation Conservative	$2,225,451	$5,353,964	$(710,796)	Short-term	2016
			(12,513,320)	Short-term	2017
			(970,483)	Short-term	2018
			(36,308)	Long-term	None

			$(14,230,907)

Strategic Allocation Growth	2,565,168	13,866,162	(32,278,369)	Short-term	2017
			(13,221,573)	Short-term	2018

			$(45,499,942)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
			Amount	Character	Expiration
Strategic Allocation Moderate	$3,157,806	$15,617,304	$(30,535,699)	Short-term	2017
			(6,654,643)	Short-term	2018
			(4,826,878)	Long-term	None

			$(42,017,220)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 13 — RESTRUCTURING PLAN

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — RESTRUCTURING PLAN (continued)

and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory and sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business.

Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 9, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Directors of the Company. The Nominees include Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, Joseph E. Obermeyer and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler and Roger B. Vincent, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board and another board in the ING Funds complex to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 14 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.9%
18,678	iShares iBoxx $ High Yield Corporate Bond Fund	$1,697,083	1.9
	Total Exchange-Traded Funds (Cost $1,757,046)	1,697,083	1.9

MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
383,741	ING Growth and Income Portfolio - Class I	10,526,029	12.0
1,086,282	ING High Yield Bond Fund - Class I	8,798,885	10.1
3,512,112	ING Intermediate Bond Fund Class R6	34,313,331	39.2
801,623	ING International Index Portfolio - Class I	6,845,860	7.8
425,408	ING Large Cap Growth Portfolio - Class I	6,929,892	7.9
126,769	ING Mid Cap Value Fund - Class I	1,778,576	2.0
120,745	ING MidCap Opportunities Portfolio - Class I	1,758,051	2.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
127,680	ING RussellTM Mid Cap Index Portfolio - Class I	$1,755,594	2.0
361,523	ING Short Term Bond Fund Class - I	3,593,541	4.1
66,908	ING U.S. Stock Index Portfolio - Class I	874,492	1.0
226,274	ING Clarion Global Real Estate Portfolio - Class I	2,550,106	2.9
580,193	ING Large Cap Value Portfolio - Class I	6,161,645	7.1
	Total Mutual Funds (Cost $78,725,624)	85,886,002	98.1
	Total Investments in Securities (Cost $80,482,670)	$87,583,085	100.0
	Liabilities in Excess of Other Assets	(30,332)	—

	Net Assets	$87,552,753	100.0

Cost for federal income tax purposes is $81,560,848.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,376,177
Gross Unrealized Depreciation	(2,353,940)

Net Unrealized Appreciation	$6,022,237

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,697,083	$—	$—	$1,697,083
Mutual Funds	85,886,002	—	—	85,886,002

Total Investments, at fair value	$87,583,085	$—	$—	$87,583,085

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio - Class I	$2,575,264	$217,279	$(239,823)	$(2,614)	$2,550,106	$—	$23,832	$—
ING Growth and Income Portfolio - Class I	7,435,715	3,147,965	(1,019,258)	961,607	10,526,029	77	18,206	—
ING High Yield Bond Fund - Class I	8,363,772	1,138,668	(620,748)	(82,807)	8,798,885	247,150	(5,530)	—
ING Intermediate Bond Fund - Class I	33,851,559	6,633,826	(40,486,927)	1,542	—	435,687	9,704	—
ING Intermediate Bond Fund - Class R6	—	35,946,679	(477,382)	(1,155,966)	34,313,331	64,680	(19,809)	—
ING International Index Portfolio - Class I	7,648,303	901,968	(1,648,778)	(55,633)	6,845,860	163,843	147,993	—
ING Large Cap Growth Portfolio - Class I	4,930,362	2,197,126	(741,927)	544,331	6,929,892	—	18,574	—
ING Large Cap Value Portfolio - Class I	8,283,802	510,043	(3,267,614)	635,414	6,161,645	—	403,084	—
ING Mid Cap Value Fund - Class I	2,497,012	152,804	(1,086,046)	214,806	1,778,576	—	94,340	—
ING MidCap Opportunities Portfolio - Class I	2,513,203	152,804	(701,650)	(206,306)	1,758,051	—	488,149	—
ING Russell™ Mid Cap Index Portfolio - Class I	—	1,835,700	(52,868)	(27,238)	1,755,594	—	(684)	—
ING Short Term Bond Fund - Class I	3,205,038	618,633	(208,776)	(21,354)	3,593,541	18,592	(425)	—
ING U.S. Stock Index Portfolio - Class I	—	917,850	(32,117)	(11,241)	874,492	—	(133)	—

	$81,304,030	$54,371,345	$(50,583,914)	$794,541	$85,886,002	$930,029	$1,177,301	$—

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
32,456	iShares iBoxx $ High Yield Corporate Bond Fund	$2,948,952	2.0
	Total Exchange-Traded Funds (Cost $3,053,098)	2,948,952	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
537,768	ING Emerging Markets Index Portfolio - Class I	5,565,902	3.8
759,658	ING Growth and Income Portfolio - Class I	20,837,414	14.1
1,100,627	ING High Yield Bond Fund - Class I	8,915,077	6.0
1,069,951	ING Intermediate Bond Fund Class R6	10,453,425	7.1
1,172,916	ING Large Cap Growth Portfolio - Class I	19,106,810	12.9
376,411	ING Mid Cap Value Fund - Class I	5,281,051	3.6
358,493	ING MidCap Opportunities Portfolio - Class I	5,219,653	3.5
974,653	ING RussellTM Mid Cap Index Portfolio - Class I	13,401,481	9.1

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
342,095	ING U.S. Stock Index Portfolio - Class I	$4,471,182	3.0
255,780	ING Clarion Global Real Estate Portfolio - Class I	2,882,642	2.0
2,890,625	ING International Index Portfolio - Class I	24,685,934	16.7
1,687,608	ING Large Cap Value Portfolio - Class I	17,922,401	12.1
292,595	ING Small Company Portfolio - Class I	6,009,903	4.1
	Total Mutual Funds (Cost $118,692,989)	144,752,875	98.0
	Total Investments in Securities (Cost $121,746,087)	$147,701,827	100.0
	Assets in Excess of Other Liabilities	668	—

	Net Assets	$147,702,495	100.0

Cost for federal income tax purposes is $127,699,953.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,525,370
Gross Unrealized Depreciation	(6,523,496)

Net Unrealized Appreciation	$20,001,874

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,948,952	$—	$—	$2,948,952
Mutual Funds	144,752,875	—	—	144,752,875

Total Investments, at fair value	$147,701,827	$—	$—	$147,701,827

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio - Class I	$2,925,718	$110,960	$(153,186)	$(850)	$2,882,642	$—	$27,138	$—
ING Emerging Markets Index Portfolio - Class I	8,843,879	920,143	(3,214,255)	(983,865)	5,565,902	10,998	(64,882)	39,223
ING Growth and Income Portfolio - Class I	15,475,475	4,844,126	(1,436,558)	1,954,371	20,837,414	155	63,214	—
ING High Yield Bond Fund - Class I	8,556,842	1,044,862	(600,001)	(86,626)	8,915,077	254,600	911	—
ING Intermediate Bond Fund - Class I	12,639,741	6,119,994	(18,759,955)	220	—	145,491	23,906	—
ING Intermediate Bond Fund - Class R6	—	10,845,461	(37,060)	(354,976)	10,453,425	19,632	(664)	—
ING International Index Portfolio - Class I	26,081,145	1,772,500	(3,197,388)	29,677	24,685,934	595,926	251,777	—
ING Large Cap Growth Portfolio - Class I	15,399,338	3,455,337	(1,378,611)	1,630,746	19,106,810	—	43,405	—
ING Large Cap Value Portfolio - Class I	21,169,822	327,007	(5,765,863)	2,191,435	17,922,401	—	633,312	—
ING Mid Cap Value Fund - Class I	6,448,745	127,258	(1,946,098)	651,146	5,281,051	—	178,689	—
ING MidCap Opportunities Portfolio - Class I	6,296,523	99,062	(1,078,757)	(97,175)	5,219,653	—	845,352	—
ING Russell™ Mid Cap Index Portfolio - Class I	10,014,884	3,672,669	(1,204,665)	918,593	13,401,481	123,868	76,429	303,049
ING Small Company Portfolio - Class I	5,766,528	616,097	(469,054)	96,332	6,009,903	31,007	214,598	482,605
ING U.S. Stock Index Portfolio - Class I	—	4,589,548	(26,379)	(91,987)	4,471,182	—	(96)	—

	$139,618,640	$38,545,024	$(39,267,830)	$5,857,041	$144,752,875	$1,181,676	$2,293,089	$824,877

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
32,299	iShares iBoxx $ High Yield Corporate Bond Fund	$2,934,687	2.0
	Total Exchange-Traded Funds (Cost $3,038,358)	2,934,687	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
399,831	ING Emerging Markets Index Portfolio - Class I	4,138,255	2.8
700,659	ING Growth and Income Portfolio - Class I	19,219,073	13.1
1,092,693	ING High Yield Bond Fund - Class I	8,850,814	6.0
4,098,924	ING Intermediate Bond Fund Class R6	40,046,489	27.2
940,968	ING Large Cap Growth Portfolio - Class I	15,328,361	10.4
373,890	ING Mid Cap Value Fund - Class I	5,245,678	3.6
356,082	ING MidCap Opportunities Portfolio - Class I	5,184,560	3.5
215,148	ING RussellTM Mid Cap Index Portfolio - Class I	2,958,291	2.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
339,819	ING U.S. Stock Index Portfolio - Class I	$4,441,438	3.0
254,016	ING Clarion Global Real Estate Portfolio - Class I	2,862,763	1.9
1,857,725	ING International Index Portfolio - Class I	15,864,971	10.8
1,327,078	ING Large Cap Value Portfolio - Class I	14,093,569	9.6
290,626	ING Small Company Portfolio - Class I	5,969,458	4.1
	Total Mutual Funds (Cost $123,811,230)	144,203,720	98.0
	Total Investments in Securities (Cost $126,849,588)	$147,138,407	100.0
	Liabilities in Excess of Other Assets	(8,431)	—

	Net Assets	$147,129,976	100.0

Cost for federal income tax purposes is $128,912,442.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,957,440
Gross Unrealized Depreciation	(3,731,475)

Net Unrealized Appreciation	$18,225,965

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,934,687	$—	$—	$2,934,687
Mutual Funds	144,203,720	—	—	144,203,720

Total Investments, at fair value	$147,138,407	$—	$—	$147,138,407

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio - Class I	$2,952,494	$96,773	$(181,433)	$(5,071)	$2,862,763	$—	$31,662	$—
ING Emerging Markets Index Portfolio - Class I	7,448,757	671,542	(3,213,646)	(768,398)	4,138,255	9,151	(66,969)	32,638
ING Growth and Income Portfolio - Class I	14,202,051	4,679,280	(1,490,680)	1,828,422	19,219,073	143	34,197	—
ING High Yield Bond Fund - Class I	8,630,982	824,564	(521,829)	(82,903)	8,850,814	255,321	(929)	—
ING Intermediate Bond Fund - Class I	41,167,936	9,268,712	(50,437,994)	1,346	—	525,582	20,198	—
ING Intermediate Bond Fund - Class R6	—	41,671,359	(255,984)	(1,368,886)	40,046,489	75,347	(6,582)	—
ING International Index Portfolio - Class I	17,545,961	1,171,002	(2,773,938)	(78,054)	15,864,971	385,094	291,499	—
ING Large Cap Growth Portfolio - Class I	12,011,031	3,246,133	(1,218,710)	1,289,907	15,328,361	—	42,395	—
ING Large Cap Value Portfolio - Class I	17,805,995	339,340	(5,566,046)	1,514,280	14,093,569	—	805,002	—
ING Mid Cap Value Fund - Class I	6,475,483	127,177	(2,008,222)	651,240	5,245,678	—	181,391	—
ING MidCap Opportunities Portfolio - Class I	6,448,510	127,177	(1,219,605)	(171,522)	5,184,560	—	929,645	—
ING Russell™ Mid Cap Index Portfolio - Class I	—	3,059,195	(53,730)	(47,174)	2,958,291	—	(407)	—
ING Small Company Portfolio - Class I	5,819,390	644,525	(586,572)	92,115	5,969,458	30,963	223,618	481,917
ING U.S. Stock Index Portfolio - Class I	—	4,567,505	(34,728)	(91,339)	4,441,438	—	(521)	—

	$140,508,590	$70,494,284	$(69,563,117)	$2,763,963	$144,203,720	$1,281,601	$2,484,199	$514,555

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Strategic Allocation Portfolios, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2	To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4	To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

5	To elect 13 nominees to the Board.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Strategic Allocation Conservative Portfolio	1	*	3,901,816.261	433,852.000	299,176.000	0.000	4,634,844.261
	2	*	3,731,695.402	460,064.859	443,084.000	0.000	4,634,844.261
	4	*	3,493,096.402	708,167.859	433,580.000	0.000	4,634,844.261
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Strategic Allocation Growth Portfolio	1	*	7,005,118.084	304,011.599	785,958.982	0.000	8,095,088.665
	2	*	6,941,096.041	352,840.642	801,151.982	0.000	8,095,088.665
	4	*	6,610,117.216	468,532.800	1,016,438.649	0.000	8,095,088.665
* Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Strategic Allocation Moderate Portfolio	1	*	7,581,887.542	147,208.000	328,408.432	0.000	8,057,503.974
	2	*	7,579,673.192	143,534.350	334,296.432	0.000	8,057,503.974
	4	*	7,294,380.192	440,415.350	322,708.432	0.000	8,057,503.974
* Proposals Passed

ING Strategic Allocation Portfolios, Inc.	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	19,812,694.610	974,742.291	0.000	0.000	20,787,436.901
John V. Boyer	5	*	19,885,365.610	902,071.291	0.000	0.000	20,787,436.901
Patricia W. Chadwick	5	*	19,877,591.610	909,845.291	0.000	0.000	20,787,436.901
Albert E. DePrince, Jr.	5	*	19,813,793.610	973,643.291	0.000	0.000	20,787,436.901
Peter S. Drotch	5	*	19,872,009.610	915,427.291	0.000	0.000	20,787,436.901
J. Michael Earley	5	*	19,820,468.610	966,968.291	0.000	0.000	20,787,436.901
Martin J. Gavin	5	*	19,882,765.610	904,671.291	0.000	0.000	20,787,436.901
Russell H. Jones	5	*	19,885,365.610	902,071.291	0.000	0.000	20,787,436.901
Patrick W. Kenny	5	*	19,882,765.610	904,671.291	0.000	0.000	20,787,436.901
Shaun P. Mathews	5	*	19,878,690.610	908,746.291	0.000	0.000	20,787,436.901
Joseph E. Obermeyer	5	*	19,817,868.610	969,568.291	0.000	0.000	20,787,436.901
Sheryl K. Pressler	5	*	19,885,365.610	902,071.291	0.000	0.000	20,787,436.901
Roger B. Vincent	5	*	19,872,009.610	915,427.291	0.000	0.000	20,787,436.901

*	Proposal Passed

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

SEPARATION PLAN — FACTORS CONSIDERED BY THE BOARD

The divestiture of ING U.S., Inc. (“ING U.S.”) by ING Groep (the “Separation Plan”) contemplates one or more transactions, commencing with an initial public offering of ING U.S. common stock (the “IPO”), that are expected to result in a direct or indirect “Change of Control Event” for ING Investments, LLC (“ING Investments”) and ING Investment Management Co. LLC (“ING IM”), which in turn will result in the automatic termination of the advisory agreement for each Portfolio with ING Investments (each a “Current Advisory Agreement”) and the sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (each a “Current Sub-Advisory Agreement” and collectively with the Current Advisory Agreements, the “Current Agreements”). The decision by the Board, including a majority of the Independent Directors, to approve a new investment advisory agreement for the Portfolios with ING Investments (the “Proposed Advisory Agreement”) and a new investment sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (the “Proposed Sub-Advisory Agreements,” and collectively with the Proposed Advisory Agreement, the “Proposed Agreements”) and to recommend approval of the Proposed Agreements by shareholders of the Portfolios was based on a determination by the Board that it would be consistent with the interests of the shareholders of each Portfolio for ING Investments and ING IM to continue providing investment advisory, sub-advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

Prior to taking any action to approve the Proposed Agreements, the Board, acting primarily through its Contracts Committee, conducted a thorough review of the quality, extent and nature of the services currently being provided by ING Investments and ING IM under the Current Agreements and to be provided under the Proposed Agreements. The Contracts Committee is a committee comprised of all of the Independent Directors and exclusively of the Independent Directors. A substantial portion of this review was conducted as part of, and in conjunction with, the Contracts Committee’s annual review of the Current Agreements, which were most recently approved for continuation at a meeting of the Board held on December 12, 2012. A description of the process followed by the Contracts Committee and the Board in approving continuation of the Current Agreements, including the information reviewed, material factors considered and related conclusions reached in approving continuation of the Current Agreements, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF THE CURRENT INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS” (the “Current Agreement Considerations”).

Each of the material factors considered and related conclusions reached by the Board in connection with the decision to approve continuation of the Current Agreements was also a material factor considered and related conclusion reached by the Board in connection with the decision to approve the Proposed Agreements. As described in greater detail in the Current Agreement Considerations, these factors and conclusions related to, among other things: (1) the nature, extent and quality of the services to be provided under the Proposed Agreements; (2) the performance of the Portfolios; (3) the management fees, sub-advisory fees and other expenses of the Portfolios; (4) the profits realized by ING Investments and its affiliates from operating the Portfolios; and (5) the extent to which benefits from economies of scale can be expected to be realized by the Portfolios, ING Investments and its affiliates as assets of the Portfolios grow.

In addition to the information identified in the Current Agreement Considerations, the Contracts Committee requested and evaluated other information relating to the potential impact of implementation of the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of ING Investments and ING IM. Among other things, the Contracts Committee, acting through independent legal counsel to the Independent Directors (“Independent Counsel”), prepared and delivered to ING Investments written inquiries regarding the IPO, the Separation Plan, and the potential impact of the IPO and the Separation Plan on the Portfolios, if any, and on the business and operations of ING U.S. and its affiliated entities, including ING Investments and ING IM. Written and oral responses to these inquiries were received and considered by the Contracts Committee prior to making its recommendations to the Board.

In connection with its consideration of the Proposed Agreements, the Contracts Committee reviewed the preliminary registration statement on Form S-1 of ING U.S. filed with the Securities and Exchange Commission on November 9, 2012 (the “S-1 Registration”) relating

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

to the proposed IPO and participated in meetings with senior management of ING U.S., ING Investments, and ING IM regarding the information presented in the S-1 Registration and related matters. Among other things, the Contracts Committee considered the arrangements anticipated to be in place between ING Groep and ING U.S. during the course of the Separation Plan, the anticipated use of the potential proceeds that may be realized from the IPO and potential capital structure of ING U.S. following the IPO, as well as the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by subsidiary insurance companies of ING U.S. To assist them in their review and consideration of the S-1 Registration and related matters, the Independent Directors retained the services of special independent counsel (“Special Counsel”), which had retained the services of an independent investment banking firm with extensive experience relating to business operations of the type to be conducted by ING U.S. The Independent Directors met with Independent Counsel, Special Counsel and the investment banking firm retained by Special Counsel to discuss and consider ING U.S.’s anticipated business plan and capitalization (as presented in the S-1 Registration and related information provided by ING Investments and its affiliates), including the potential implications to ING Investments and its non-insurance affiliates of insurance regulations and related capitalization requirements.

During the course of their consideration of the Current Agreements and the Proposed Agreements, the Independent Directors met with senior management representatives of ING U.S. and received information regarding: (1) the anticipated management and organizational structure of ING U.S. and its affiliates; (2) the anticipated capital structure of ING U.S. following the IPO and during the implementation of other components of the Separation Plan; (3) the lines of business in which ING U.S. is expected to operate following the IPO; and (4) the actions being taken to retain and promote continuity of key investment management and other professional personnel of ING Investments and ING IM. In addition, beginning in 2011 and periodically throughout 2012, the Independent Directors met with and received reports from senior management of ING Investments and its affiliates regarding, among other things, the financial condition and results of operations of ING U.S. and its investment management line of business, organizational and personnel changes within ING U.S. and actions being taken by ING U.S. in preparation for the proposed IPO and implementation of the Separation Plan. The Independent Directors also received and reviewed copies of financial statements of ING U.S. as and when such statements became publicly available, including most recently the financial statements of ING U.S. for the quarter ended September 30, 2012.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 9, 2013, the Board, including all of the Independent Directors/Trustees, acting on the recommendation of the Contracts Committee, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. The conclusions reached by the Contracts Committee and the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director/Trustee may have afforded a different weight to the various factors in reaching conclusions with respect to each of the Proposed Agreements.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-SAIS	(0613-081613)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.
(a)(3)	Not required for semi-annual filing.
(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 4, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: September 4, 2013